Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2019
Redeemable noncontrolling interests
19.	REDEEMABLE NONCONTROLLING INTERESTS
In April and November 2017, Live.me, the Company and certain investors entered into share subscription and purchase agreements and certain other investment agreements to issue Series A Preferred Shares and B Preferred Shares (collectively as the “Live.me Preferred Shares”) for an aggregate cash consideration of RMB306,085 and RMB329,710 respectively.
The Group determined that Live.me Preferred Shares should be classified as mezzanine equity since they are contingently redeemable. The Group accreted Live.me Preferred Shares to their redemption value, which is purchase price plus 6% compound interest per year over the period since issuance to the earliest redemption date using the interest method. The Group recorded accretion of
 RMB
13,451, RMB38,601 and RMB31,662 (US$4,548) for the years ended December 31, 2017, 2018 and 2019, respectively.
The redeemable noncontrolling interests for the years ended December 31, 2018 and 2019 are summarized below:

RMB
Balance at December 31, 2017	649,246
Accretion	38,601

Balance at December 31, 2018	687,847
Accretion	31,662
Deconsolidation of Live.me (Note 3)	(719,509)

Balance at December 31, 2019	—

Balance at December 31, 2019 in US$	—